Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2011	Aug. 05, 2011	Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	APPLIED INDUSTRIAL TECHNOLOGIES INC
Entity Central Index Key	0000109563
Document Type	10-K
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,339,175,832
Entity Common Stock, Shares Outstanding (actual number)		42,611,078